Cash and Cash Equivalents and Restricted Cash (Details Narrative) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Notes and other explanatory information [abstract]
Cash held at the bank	$ 896,238	$ 0
Restricted cash	$ 0	5,000
Restricted cash		$ 0
Description of cash	GICs of $5,000,000, $1,000,000 and $600,000 with a maturity date of January 31, 2025, earning annual interest between 4.95% and 5.2% per annum.
Restricted cash	$ 25,000